INVESTMENTS - Change of investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 30,727,405	R$ 32,100,302
Capital reduction/ increase and others	247,695	(42,125)
Transfer held for sale	(8,325,770)	2,997,585
Other comprehensive results	5,164	260,731
Dividends and interest on equity	(1,185,042)	(1,221,677)
Equity equivalence	1,730,026	2,420,421
(Constitutions) Reversals of estimated losses	123,337	207,338
Balance at the end of the period	23,322,816	30,727,405
Associates
CHANGES IN INVESTMENTS
Balance at the beginning of the period	13,695,409	14,465,784
Capital reduction/ increase and others		3,519
Transfer held for sale		2,279,664
Other comprehensive results		224,592
Dividends and interest on equity		(640,618)
Equity equivalence		1,921,796
Balance at the end of the period		13,695,409
Associates | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	13,695,409
Transfer held for sale	(8,325,770)
Other comprehensive results	25,066
Dividends and interest on equity	(483,827)
Equity equivalence	775,977
Balance at the end of the period	R$ 5,686,855	R$ 13,695,409
Eletronuclears
CHANGES IN INVESTMENTS
Percentage of shares in associates		67.95%
Control of acquired, percentage	67.95%
Eletronuclears | COMMON
CHANGES IN INVESTMENTS
Control of acquired, percentage	35.90%
Eletronuclears | PREFERRED
CHANGES IN INVESTMENTS
Control of acquired, percentage	99.99%
Eletronuclears | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 7,908,603	R$ 7,213,354
Transfer held for sale	(7,824,762)
Other comprehensive results		133,068
Equity equivalence	(83,841)	562,181
Balance at the end of the period	R$ 0	R$ 7,908,603
Percentage of shares in associates	67.95%
ISA Energia
CHANGES IN INVESTMENTS
Percentage of shares in associates	21.63%	21.63%
ISA Energia | COMMON
CHANGES IN INVESTMENTS
Percentage of shares in associates	9.73%
ISA Energia | PREFERRED
CHANGES IN INVESTMENTS
Percentage of shares in associates	29.28%
ISA Energia | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 3,724,184	R$ 5,368,079
Capital reduction/ increase and others		(1,511)
Transfer held for sale		2,279,664
Other comprehensive results	(16,496)	87,874
Dividends and interest on equity	(203,322)	(325,103)
Equity equivalence	489,655	874,509
Balance at the end of the period	R$ 3,994,021	3,724,184
Percentage of shares in associates	21.63%
Others
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 2,062,622	1,884,351
Capital reduction/ increase and others		5,030
Other comprehensive results		3,650
Dividends and interest on equity		(315,515)
Equity equivalence		485,106
Balance at the end of the period		2,062,622
Others | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	2,062,622
Transfer held for sale	(501,008)
Other comprehensive results	41,562
Dividends and interest on equity	(280,505)
Equity equivalence	370,163
Balance at the end of the period	R$ 1,692,834	R$ 2,062,622
Others | Minimum
CHANGES IN INVESTMENTS
Percentage of shares in associates		33.41%
Others | Minimum | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Percentage of shares in associates	33.41%
Others | Maximum
CHANGES IN INVESTMENTS
Percentage of shares in associates		40.44%
Others | Maximum | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Percentage of shares in associates	40.07%
Total for all joint ventures | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 17,031,996	R$ 17,634,518
Capital reduction/ increase and others	247,695	(45,644)
Transfer held for sale	0	717,921
Other comprehensive results	(19,902)	36,139
Dividends and interest on equity	(701,215)	(581,059)
Equity equivalence	954,049	498,625
(Constitutions) Reversals of estimated losses	123,337	207,338
Balance at the end of the period	R$ 17,635,960	R$ 17,031,996
Norte Energia S.A. - NESA
CHANGES IN INVESTMENTS
Shares (%)		49.98%
Norte Energia S.A. - NESA | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	49.98%
Balance at the beginning of the period	R$ 4,786,242	R$ 5,292,261
Equity equivalence	(767,162)	(835,909)
(Constitutions) Reversals of estimated losses	7,262	329,890
Balance at the end of the period	R$ 4,026,342	R$ 4,786,242
Jirau Energia S.A.
CHANGES IN INVESTMENTS
Shares (%)		40.00%
Jirau Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	40.00%
Balance at the beginning of the period	R$ 3,668,709	R$ 3,581,236
Capital reduction/ increase and others	(300,000)
Equity equivalence	155,417	87,473
Balance at the end of the period	R$ 3,524,126	R$ 3,668,709
Belo Monte Transmissora de Energia S.A. - BMTE
CHANGES IN INVESTMENTS
Shares (%)		49.00%
Belo Monte Transmissora de Energia S.A. - BMTE | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	49.00%
Balance at the beginning of the period	R$ 2,336,212	R$ 2,151,544
Dividends and interest on equity	(141,726)	(107,223)
Equity equivalence	232,356	291,891
Balance at the end of the period	R$ 2,426,842	R$ 2,336,212
Interligação Elétrica do Madeira S.A. - IE Madeira
CHANGES IN INVESTMENTS
Shares (%)		49.00%
Interligação Elétrica do Madeira S.A. - IE Madeira | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	49.00%
Balance at the beginning of the period	R$ 2,146,398	R$ 1,961,829
Other comprehensive results	(43)
Dividends and interest on equity	(176,106)	(49,696)
Equity equivalence	233,683	234,265
Balance at the end of the period	R$ 2,203,932	R$ 2,146,398
Companhia Energética Sinop S.A. - SINOP
CHANGES IN INVESTMENTS
Shares (%)		49.00%
Companhia Energética Sinop S.A. - SINOP | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	49.00%
Balance at the beginning of the period	R$ 617,373	R$ 639,077
Dividends and interest on equity		(5,915)
Equity equivalence	6,331	24,934
(Constitutions) Reversals of estimated losses	34,247	(40,723)
Balance at the end of the period	R$ 657,951	617,373
Empresa de Energia São Manoel S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	33.33%
Balance at the beginning of the period	R$ 498,366
Equity equivalence	(4,198)
(Constitutions) Reversals of estimated losses	81,828
Balance at the end of the period	R$ 575,996	R$ 498,366
Tijoá Participações e Investimentos S.A.
CHANGES IN INVESTMENTS
Shares (%)		49.90%
Tijoá Participações e Investimentos S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	49.90%
Balance at the beginning of the period	R$ 38,885	R$ 29,903
Dividends and interest on equity	(43,073)	(33,709)
Equity equivalence	46,340	42,691
Balance at the end of the period	R$ 42,152	R$ 38,885
Interligação Elétrica Garanhuns S.A. - IE Garanhuns
CHANGES IN INVESTMENTS
Shares (%)		49.00%
Interligação Elétrica Garanhuns S.A. - IE Garanhuns | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	49.00%
Balance at the beginning of the period	R$ 561,301	R$ 543,270
Dividends and interest on equity	(48,533)	(47,444)
Equity equivalence	67,154	65,475
Balance at the end of the period	R$ 579,922	R$ 561,301
Transnorte Energia S.A.
CHANGES IN INVESTMENTS
Shares (%)		50.38%
Percentage of ownership equity interest acquired control achievement	66.66%
Transnorte Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	64.61%
Balance at the beginning of the period	R$ 378,379	R$ 230,070
Capital reduction/ increase and others	590,280
Equity equivalence	590,891	148,309
Balance at the end of the period	R$ 1,559,550	R$ 378,379
Sistema de Transmissão Nordeste S.A. - STN
CHANGES IN INVESTMENTS
Shares (%)		49.00%
Sistema de Transmissão Nordeste S.A. - STN | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	49.00%
Balance at the beginning of the period	R$ 283,121	R$ 264,072
Dividends and interest on equity	(13,660)	(37,416)
Equity equivalence	18,745	56,465
Balance at the end of the period	R$ 288,206	R$ 283,121
Paranaíba Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Shares (%)		24.50%
Paranaíba Transmissora de Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	24.50%
Balance at the beginning of the period	R$ 268,624	R$ 249,010
Dividends and interest on equity	(16,227)	(8,301)
Equity equivalence	29,211	27,915
Balance at the end of the period	R$ 281,608	R$ 268,624
Enerpeixe S.A.
CHANGES IN INVESTMENTS
Shares (%)		40.00%
Enerpeixe S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	40.00%
Balance at the beginning of the period	R$ 254,081	R$ 263,636
Equity equivalence	(13,716)	(9,555)
Balance at the end of the period	R$ 240,365	R$ 254,081
Chapecoense Geração S.A.
CHANGES IN INVESTMENTS
Shares (%)		40.00%
Chapecoense Geração S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	40.00%
Balance at the beginning of the period	R$ 268,702	R$ 215,378
Dividends and interest on equity	(199,317)	(140,813)
Equity equivalence	211,119	194,137
Balance at the end of the period	R$ 280,504	R$ 268,702
MGE Transmissão S.A.
CHANGES IN INVESTMENTS
Shares (%)		49.00%
MGE Transmissão S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	49.00%
Balance at the beginning of the period	R$ 211,812	R$ 203,715
Dividends and interest on equity	(14,494)	(15,383)
Equity equivalence	26,739	23,480
Balance at the end of the period	R$ 224,057	R$ 211,812
Goiás Transmissão S.A.
CHANGES IN INVESTMENTS
Shares (%)		49.00%
Goiás Transmissão S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	49.00%
Balance at the beginning of the period	R$ 181,969	R$ 191,575
Dividends and interest on equity	(15,948)	(24,498)
Equity equivalence	18,924	14,892
Balance at the end of the period	R$ 184,945	R$ 181,969
Rouar S.A.
CHANGES IN INVESTMENTS
Shares (%)		50.00%
Rouar S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	50.00%
Balance at the beginning of the period	R$ 154,286	R$ 123,443
Other comprehensive results	(19,859)	36,139
Dividends and interest on equity	(6,109)	(11,598)
Equity equivalence	13,559	6,302
Balance at the end of the period	R$ 141,877	R$ 154,286
Vamcruz I Participações S.A
CHANGES IN INVESTMENTS
Shares (%)		49.00%
Vamcruz I Participações S.A | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	49.00%
Balance at the beginning of the period	R$ 134,817	R$ 131,599
Dividends and interest on equity	(918)	(486)
Equity equivalence	3,865	3,704
Balance at the end of the period	R$ 137,764	R$ 134,817
Transenergia Renovável S.A.
CHANGES IN INVESTMENTS
Shares (%)		49.00%
Transenergia Renovável S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	49.00%
Balance at the beginning of the period	R$ 107,180	R$ 101,563
Dividends and interest on equity	(17,551)	(1,681)
Equity equivalence	9,056	7,298
Balance at the end of the period	R$ 98,685	107,180
Others | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)	49.00%
Balance at the beginning of the period	R$ 135,539	148,084
Capital reduction/ increase and others	(42,585)	(45,644)
Transfer held for sale		25,645
Dividends and interest on equity	(7,553)	(7,089)
Equity equivalence	75,735	65,833
Balance at the end of the period	161,136	R$ 135,539
Others | Minimum | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)		49.00%
Others | Maximum | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Shares (%)		54.01%
Mata de Santa Genebra Transmissão S.A.
CHANGES IN INVESTMENTS
Shares (%)		49.90%
Mata de Santa Genebra Transmissão S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	0	R$ 733,745
Transfer held for sale		692,276
Dividends and interest on equity		(89,807)
Equity equivalence		48,338
Balance at the end of the period		R$ 0
Empresa de Energia São Manoel S.A.
CHANGES IN INVESTMENTS
Shares (%)		33.33%
Empresa de Energia São Manoel S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	498,366	R$ 579,508
Equity equivalence		687
(Constitutions) Reversals of estimated losses		(81,829)
Balance at the end of the period		R$ 498,366
Serra do Facão Energia
CHANGES IN INVESTMENTS
Shares (%)		54.01%
Serra do Facão Energia | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 0
Capital reduction/ increase and others		R$ (54,013)
Equity equivalence		54,013
Balance at the end of the period		R$ 0